Summary Prospectus February 1, 2025 (As amended and restated March 25, 2025)

Ariel International Fund Investor Class (AINTX) Institutional Class (AINIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. This summary prospectus incorporates by reference the Fund’s full prospectus and statement of additional information, both dated February 1, 2025 (as amended and restated March 26, 2025), each as supplemented from time to time. You can find the prospectus, statement of additional information, reports to shareholders, and other information about the Fund online at www.arielinvestments.com/prospectus-and-reports. You can also get this information at no cost by calling 800.292.7435 or by sending an email request to email@arielinvestments.com.

INVESTMENT OBJECTIVE

Ariel International Fund’s fundamental objective is long-term capital appreciation. The Fund’s non-fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.

FEES AND EXPENSES OF THE FUND

The table below describes fees and expenses you may pay if you buy, hold and sell shares of Ariel International Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)

	Investor Class	Institutional Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge (load)	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fees	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management fees	0.80%	0.80%

Distribution and service (12b-1) fees	0.25%	None

Other expenses	0.35%	0.21%

Total annual fund operating expenses	1.40%	1.01%

Less fee waiver or expense reimbursement	-0.23%	-0.10%

Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.17%	0.91%

1Ariel Investments, LLC (“Ariel” or the “Adviser”) has contractually agreed to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through January 31, 2026. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, February 1, 2026.

The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same, and you redeem your shares at the end of each time period, except that the example reflects contractual fee waivers and expense reimbursements for each share class through January 31, 2026. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Expense example

	Investor Class	Institutional Class

1-Year	$119	$93

3-Years	$421	$312

5-Years	$744	$548

10-Years	$1,660	$1,227

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of foreign companies based in developed international markets. It will invest in foreign companies directly by purchasing equity securities or indirectly through instruments such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that provide exposure to foreign companies. The Fund is permitted to invest in companies of any size, but typically will not invest in companies with market capitalizations below $3 billion. It also invests a portion of its assets in companies based in the U.S. or emerging markets.

The Fund may use various derivative instruments, such as forward contracts, to gain or hedge exposure to certain types of securities or currencies. It may also use ETFs and other instruments to invest significant cash inflows in the market (i.e., reducing “cash drag”). The Fund may buy and sell currency on a spot basis (i.e., foreign currency trades that settle within two days) and enter into foreign currency forward contracts. Ariel uses these instruments primarily in an attempt to reduce unintended tracking error versus the Fund’s primary benchmark, decrease the Fund’s exposure to changing security prices or foreign currency risk, or address other factors that affect security values.

The Fund’s strategy is rooted in the contrarian investment philosophy of Ariel Investments, LLC, which depends on four interrelated tenets: Active Patience®, Independent Thinking, Focused Expertise, and Bold Teamwork.

Active Patience. We seek to own undervalued, out-of-favor, quality businesses whose earnings power is not yet reflected in valuations. We strive to capitalize on price dislocations and short-term market inefficiencies to drive long-term capital appreciation and higher relative risk-adjusted returns compared to the benchmark over a full market cycle.

Independent Thinking. We focus on connecting information versus collecting information. We tap a variety of informational sources to form our own proprietary view of an industry and/or business. The goal is to build a ‘best ideas’ portfolio balanced by exposure limits for individual positions, industry and country weightings. Alpha is generated by having a correct, non-consensus point of view. The primary reasons a stock will be sold are: (i) if its valuation reaches our investment goals, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.

Focused Expertise. Our investment process begins with clearly defined quantitative and fundamental screening parameters for idea generation. We seek to identify investment controversies and look for discernable investment catalysts signaling a significant inflection in the trajectory of the business, industry, economy and/or geopolitical situation. We consider a range of outcomes for a company’s earnings potential. We also integrate sustainability considerations, including our proprietary Business Resilience Risk Ratings, as part of the broader review of material risks and opportunities for a given investment. Our quantitative view is informed by a proprietary model that considers criteria, such as value, quality and momentum, alongside security, country and sector perspectives. The Fund is a diversified Fund that will typically hold 45–75 securities in its portfolio.

Bold Teamwork. Validation teams are utilized for every company considered to help avoid blind spots in analysis and fully explore all points of view. The validation teams are typically comprised of three investment professionals with clearly defined roles who debate and critique the thesis, review the financial forecasts, and use that information to quantify upside potential and downside risk.

PRINCIPAL RISKS

Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Investments in foreign securities, including ADRs and GDRs or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks. Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

•	Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time. While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

•	The Fund is often concentrated in fewer sectors or countries than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.

•	Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

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•	Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates. Investment in Chinese securities may subject the Fund to risks that are specific to China, including, economic, political, and social instability, possible U.S. investment restrictions, and the risks of China-based variable interest entities that contract with U.S.-listed companies.

•	The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses. Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties. OTC transactions are less liquid and riskier than exchange-traded derivatives due to the credit and performance risk of counterparties.

•	ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities. ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

•	Mid-capitalization (“mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE

The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for any such investments. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

Best Quarter:	4Q 22	+14.35%
Worst Quarter:	3Q 22	-14.37%

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Average annual total returns as of December 31, 2024

	1-Year	5-Year	10-Year	Since Inception 12/30/11

Investor Class return before taxes	5.36%	2.75%	3.43%	4.62%

Investor Class return after taxes on distributions	4.34%	2.39%	3.13%	4.32%

Investor Class return after taxes on distributions and sale of fund shares	4.69%	2.31%	2.82%	3.83%

Institutional Class return before taxes	5.63%	2.99%	3.68%	4.87%

MSCI EAFE Index (net) (reflects no deductions for fees or expenses)[1]	3.82%	4.73%	5.20%	6.52%

MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)[1]	5.54%	4.10%	4.80%	5.75%

MSCI EAFE Index Value (net) (reflects no deductions for fees or expenses)[1]	5.68%	5.09%	4.31%	5.83%

MSCI ACWI ex-US Value Index (net) (reflects no deductions for fees or expenses)[1]	6.04%	4.50%	4.07%	5.07%

1Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax- deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.

INVESTMENT ADVISER

Ariel Investments, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Henry Mallari-D’Auria, Lead Portfolio Manager

since 2023.

Mrunal “Micky” Jagirdar, Portfolio Manager

since 2023.

Vivian Lubrano, Portfolio Manager

since 2024.

PURCHASE AND SALE OF FUND SHARES

Investors may purchase, redeem or exchange Fund shares on any business day by written request, online at arielinvestments.com, by telephone, by wire transfer, or through a financial intermediary. Individuals may open new accounts by mailing a signed account application and submitting your payment (in the form of a check or wire transfer). Individual Retirement Account (“IRA”) transfers and roll-overs, corporate accounts, and trust accounts cannot be opened online. Once your account is opened, you may conduct transactions by mail (Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, for overnight service), online at arielinvestments.com or by telephone at 800.292.7435. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial investment for Investor Class shares is $1,000. The minimum initial investment for Institutional Class shares is $1,000,000. The minimum subsequent investment in a Fund for both share classes is $100. Investment minimums may be waived in certain circumstances, including participating in the Funds’ Automatic Investment Program.

TAX INFORMATION

A Fund’s distributions are taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase a Fund through a financial intermediary (such as a broker-dealer or a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Ariel Investment Trust

800.292.7435

- arielinvestments.com
- linkedin.com/company/ariel-investments
- instagram.com/arielinvestments
- x.com/arielinvests

SLOW AND STEADY WINS THE RACE

INTL SUMPRO ©03/25 AI–09

Ariel Investment Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701 800.292.7435 arielinvestments.com twitter.com/arielinvests linkedin.com/company/ariel-investments instagram.com/arielinvestments INTL SUMPRO (C)02/25 AI-09